Basis of Preparation/impact of changes in accounting principles - Basis of Preparation (Detail: Text Values) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)
Application of the EU carve out version of IAS 39 [Abstract]
Positive impact on profit before tax	€ 346	€ 1,000	€ 250	€ 910
Positive impact on profit after tax	€ 247	€ 823	€ 177	€ 717
Calculation impact on CET capital ratio (in bps)			5	19